Leases - Carrying amounts of right-of-use assets and movements during the period (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2019
Leases
Beginning balance	€ 5,767
Additions	20,972
Depreciation expense	(1,807)	€ (1,807)
Ending balance	24,932	24,932
Building
Leases
Additions	13,456
Depreciation expense	(330)
Ending balance	13,126	13,126
Offices
Leases
Beginning balance	391
Additions	4,288
Depreciation expense	(272)
Ending balance	4,407	4,407
Plant and equipment
Leases
Beginning balance	5,340
Additions	2,824
Depreciation expense	(1,175)
Ending balance	6,989	6,989
Other equipment
Leases
Beginning balance	24
Additions	386
Depreciation expense	(20)
Ending balance	390	390
Motor vehicles
Leases
Beginning balance	12
Additions	18
Depreciation expense	(10)
Ending balance	€ 20	€ 20